SHARE BASED COMPENSATION (Stock Option Activity) (Details) (CNY)	12 Months Ended
Dec. 31, 2014
Number of option outstanding
Balance as of January 1, 2014	7,070,802
Granted	9,940,000
Exercise	(1,240,400)
Forfeited	(145,080)
Balance as of December 31, 2014	15,625,322
Vested and expected to vest as of December 31, 2014	12,708,076
Vested and exercisable as of December 31, 2014	3,675,306
Weighted-Average Exercise Price
Balance as of January 1, 2014	2.22
Granted	5.82
Exercise	1.77
Forfeited	1.45
Balance as of December 31, 2014	4.55
Vested and expected to vest as of December 31, 2014	2.69
Vested and exercisable as of December 31, 2014	2.14
Weighted-Average Remaining Contractual Term
Balance as of December 31, 2014	7 years 4 months 2 days
Vested and expected to vest as of December 31, 2014	4 years
Vested and exercisable as of December 31, 2014	2 years 7 months 6 days
Aggregate Intrinsic value
Balance as of December 31, 2014	92,768,473
Vested and expected to vest as of December 31, 2014	88,005,121
Vested and exercisable as of December 31, 2014	59,188,949